Note 11 - Long-term Debt - Long-term Debt and Convertible Debentures (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
3.84% Senior Notes	$ 60,000	$ 90,000
Capital leases maturing at various dates through 2028	20,048	15,334
Other long-term debt maturing at various dates up to 2023	0	457
Long-Term Debt and Lease Obligation, Including Current Maturities	1,182,107	734,463
Less: current portion	37,132	35,665
Long-term debt - non-current	1,144,975	698,798
Private Placement 4.53% Notes [Member]
Debt instrument, carrying amount	60,000	60,000
Revolving Credit Facility [Member]
Debt instrument, carrying amount	$ 1,042,059	$ 568,672